As filed with the Securities and Exchange       Registration No. 333-09515
Commission on October 30, 1997                  Registration No. 811-2512
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
--------------------------------------------------------------------------------
                      POST-EFFECTIVE AMENDMENT NO. 3 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment to

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
    Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

      Depositor's Telephone Number, including Area Code: (860) 273-4686

                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                   (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

       [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

       [X] on November 28, 1997 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4                                         LOCATION - PROSPECTUS DATED
ITEM NO.            PART A (PROSPECTUS)               NOVEMBER 28, 1997

    1       Cover Page.......................... Cover Page

    2       Definitions......................... Definitions

    3       Synopsis............................ Prospectus Summary; Fee Table

    4       Condensed Financial Information..... Not applicable

    5       General Description of Registrant,
            Depositor, and Portfolio Companies.. The Company; The Separate
                                                 Account; Investment Options

    6       Deductions and Expenses............. Charges and Deductions;
                                                 Distribution

    7       General Description of Variable
            Annuity Contracts................... The Variable Annuity Contract;
                                                 Annuity Payments; Death
                                                 Benefit; Investment Options;
                                                 Miscellaneous

    8       Annuity Period...................... Annuity Payments

    9       Death Benefit....................... Death Benefit

   10       Purchases and Contract Value........ Purchase; Annuity
                                                 Payments-Valuation of Annuity
                                                 Unit Values

   11       Redemptions......................... Withdrawals-Access to Your
                                                 Money; Purchase-Free Look
                                                 Period

   12       Taxes............................... Taxes

   13       Legal Proceedings................... Other Information - Legal
                                                 Matters and Proceedings

   14       Table of Contents of the Statement
            of Additional Information........... Contents of the Statement of
                                                 Additional Information

                                                     LOCATION - STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                     DATED MAY 1, 1997 AND AS
                                                      AMENDED BY SUPPLEMENT
  FORM N-4      PART B (STATEMENT OF ADDITIONAL               DATED
  ITEM NO.                INFORMATION)                  NOVEMBER 28, 1997

     15      Cover Page..........................   Cover Page

     16      Table of Contents...................   Table of Contents

     17      General Information and History.....   General Information and
                                                    History; Independent
                                                    Auditors

     18      Services............................   General Information and
                                                    History; Independent
                                                    Auditors

     19      Purchase of Securities Being Offered   Offering and Purchase of
                                                    Contracts

     20      Underwriters........................   Offering and Purchase of
                                                    Contracts

     21      Calculation of Performance Data.....   Performance Data; Average
                                                    Annual Total Return
                                                    Quotations

     22      Annuity Payments....................   Not Applicable

     23      Financial Statements................   Financial Statements

                   Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PARTS A AND B

The Prospectus is included in Part A of in this Post-Effective Amendment No.
3. The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on April 15, 1997 (Accession No. 0000950146-97-000598) and by reference to a Supplement to the Statement of Additional Information dated November 28, 1997, which is included in Part B of this Post-Effective Amendment No. 3.

             A FIXED AND VARIABLE SINGLE PREMIUM IMMEDIATE ANNUITY
              ISSUED BY AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                   PROSPECTUS
================================================================================
The Contract offered in connection with this Prospectus is a combination fixed and/or variable single premium immediate annuity contract (the "Contract") issued by Aetna Life Insurance and Annuity Company (the "Company"). The
Contract is designed to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.


The Contract provides that your Purchase Payment may be allocated to a fixed dollar option and/or one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

   [bullet] Aetna Variable Fund
   [bullet] Aetna Income Shares
   [bullet] Aetna Variable Encore Fund
   [bullet] Aetna Investment Advisers Fund, Inc.
   [bullet] Aetna Crossroads Variable Portfolio
   [bullet] Aetna Legacy Variable Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   [bullet] Fidelity VIP High Income Portfolio
   [bullet] Janus Aspen Growth Portfolio
   [bullet] Janus Aspen Worldwide Growth Portfolio
   [bullet] Oppenheimer Strategic Bond Fund
   [bullet] Portfolio Partners MFS Emerging Equities Portfolio
   [bullet] Portfolio Partners MFS Value Equity Portfolio
   [bullet] Portfolio Partners Scudder International Growth Portfolio


The availability of the Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions or under all Contracts.


This Prospectus provides information that you should know before purchasing the Contract. Additional information about the Contract and the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 12 of this Prospectus. For a free copy of the SAI, call us at (800) 238-6273 or write us at: 151 Farmington Avenue, Hartford, Connecticut 06156,
Attention: ARS Settlements. You may also obtain an SAI for any of the Funds by calling that phone number.


PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THIS PROSPECTUS IS DATED NOVEMBER 28, 1997.

                               TABLE OF CONTENTS
================================================================================
DEFINITIONS  ............................................ DEFINITIONS - 1
PROSPECTUS SUMMARY    ....................................... SUMMARY - 1
FEE TABLE    .............................................. FEE TABLE - 1
THE VARIABLE ANNUITY CONTRACT    ...................................    1
ANNUITY PAYMENTS  ..................................................    1
  Annuity Elections  ...............................................    1
  Annuity Options    ...............................................    1
  Annuity Payments   ...............................................    2
  Valuation of Annuity Unit Values  ................................    2
PURCHASE    ........................................................    3
  Purchase Payments  ...............................................    3
  How to Purchase    ...............................................    3
  Allocation of Purchase Payment    ................................    3
  Free Look Period   ...............................................    3
INVESTMENT OPTIONS   ...............................................    3
  Fund Availability and Substitution   .............................    5
  Transfers Among Subaccounts    ...................................    5
CHARGES AND DEDUCTIONS  ............................................    5
  Mortality and Expense Risk Charge    .............................    5
  Administrative Charge    .........................................    5
  Withdrawal Charge  ...............................................    6
  Fund Expenses   ..................................................    6
  Premium and Other Taxes  .........................................    6
TAXES    ...........................................................    6
  Introduction    ..................................................    6
  Taxation of Annuity Payments   ...................................    6
  Taxation of Withdrawals  .........................................    7
  Distributions--Tax-Deferred Annuities   ..........................    7
  Tax Penalty  .....................................................    7
  Nonnatural Owners  ...............................................    8
WITHDRAWALS--ACCESS TO YOUR MONEY   ................................    9
  Commutation  .....................................................    9
  Commuted Value  ..................................................    9
PERFORMANCE    .....................................................    9
DEATH BENEFIT  .....................................................    9
  Death Benefit Commutation   ......................................   10
OTHER INFORMATION    ...............................................   10
  The Company  .....................................................   10
  The Separate Account  ............................................   10
  Distribution    ..................................................   10
  Ownership    .....................................................   10
  Beneficiary  .....................................................   11

  Delay or Suspension of Payments   .................................  11
  Voting Rights   ...................................................  11
  Modification of the Contract   ....................................  11
  Legal Matters and Proceedings  ....................................  11
  Financial Statements  .............................................  11
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   ...............  12
APPENDIX A--THE FIXED DOLLAR OPTION    ..............................  13

                                  DEFINITIONS
================================================================================
The following terms are defined as they are used in this Prospectus:

Annuitant/Joint Annuitant: An individual named in the contract (1) whose life determines the amount or continuation of life-contingent payments, and/or (2) whose death results in the payment of death benefits.

Annuity Payment(s): A series of payments for life, a certain period or a combination of the two.

Beneficiary(ies): The person or persons who are designated by the Contract Holder to receive any death benefit proceeds payable under the Contract.

Commutation: The right to receive in a lump sum the present value of all or a portion of future Guaranteed Payments under a Period Certain Annuity. This right may be subject to a withdrawal charge.

Commuted Value: The present value of any future Guaranteed Payments which have not yet been paid under the Contract.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The individual single premium immediate annuity contract offered in connection with this Prospectus.

Contract Effective Date: The date that the money is applied to the Contract and all paperwork is received in good order at the Company's Home Office.

Contract Holder (You): The person to whom the Contract is issued. The Company reserves the right to limit ownership to natural persons.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Guaranteed Payment: A payment that is due whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Life Annuity: An annuity with payments that are based solely on whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Payee: A person who receives Annuity Payments. The Contract Holder shall be the Payee unless the Contract Holder designates otherwise in writing.

Payment Due Date: The date on which each Annuity Payment is scheduled to be paid. Such date can be either monthly, quarterly, semi-annually or annually, at the election of the Contract Holder.

Period Certain Annuity: An annuity with a specified number of Guaranteed Payments that are payable whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Separate Account: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 1

                               PROSPECTUS SUMMARY
================================================================================
THE VARIABLE ANNUITY CONTRACT

     The fixed and variable single premium immediate annuity contract offered by the Company represents a contract between you and Aetna Life Insurance and Annuity Company. The purpose of the Contract is to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.

PURCHASE

     You may purchase the Contract with a single Purchase Payment of $5,000 or more. Your registered representative can help you fill out the proper forms.

     The Contract is available to persons who wish to receive annuity income payments. Contracts may be issued on a nonqualified basis. Contracts may also be issued in connection with employer sponsored Section 401(a), Section 403(b) and Section 457 plans, or as an Individual Retirement Annuity (IRA). (Contracts sold in New York are not available for Section 457 plans.)

     The maximum issue age is 75. The Company reserves the right to modify the maximum issue age. (See "Purchase".)

FREE LOOK PERIOD

     If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return your money without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request, less any Annuity Payments already made. This amount may be more or less than your original Purchase Payment. (See "Purchase--Free Look Period.")

ANNUITY PAYMENTS

     Annuity Payments may be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. You have the right to select the payment plan, or "Annuity Option," under which Annuity Payments are to be made. These Options can provide payments for life or for the joint lives of two Annuitants, with or without a Guaranteed Period, or for a certain period or number of payments. (See "Annuity Payments.")

INVESTMENT OPTIONS


     You can put all or some of your money in up to four Subaccounts. These Subaccounts invest directly in shares of the following Funds:

   [bullet] Aetna Variable Fund
   [bullet] Aetna Income Shares
   [bullet] Aetna Variable Encore Fund
   [bullet] Aetna Investment Advisers Fund, Inc.
   [bullet] Aetna Crossroads Variable Portfolio
   [bullet] Aetna Legacy Variable Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   [bullet] Fidelity VIP High Income Portfolio
   [bullet] Janus Aspen Growth Portfolio
   [bullet] Janus Aspen Worldwide Growth Portfolio
   [bullet] Oppenheimer Strategic Bond Fund
   [bullet] Portfolio Partners MFS Emerging Equities Portfolio
   [bullet] Portfolio Partners MFS Value Equity Portfolio
   [bullet] Portfolio Partners Scudder International Growth Portfolio


--------------------------------------------------------------------------------
                                  SUMMARY - 1

     Each of the Funds is fully described in a separate Fund prospectus. Depending on market conditions, you can make or lose money in any of these Funds.

     You can also put all or some of your money into a fixed dollar option which guarantees a fixed payment, as specified in the Contract. The fixed dollar option is described in Appendix A to the Prospectus. Transfers are currently not permitted into or out of the fixed dollar option. (See "Investment Options" in this Prospectus, as well as the prospectuses for each of the Funds.)

TRANSFERS

     You may make transfers among the Subaccounts at any time. The Company reserves the right to limit such transfers to four (4) in any calendar year. Aetna may establish a minimum transfer amount. See "Investment
Options--Transfers.")

CHARGES AND DEDUCTIONS

     The Contract has insurance features and investment features, and there are costs related to each. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")

WITHDRAWALS

     Under a variable Period Certain Annuity, you may elect to receive the Commuted Value of all or a portion of future Guaranteed Payments, less any applicable withdrawal charge. The Commuted Value will be determined as of the Valuation Date next following the Company's receipt of your written request for Commutation. Withdrawals during the free look period will not incur a withdrawal charge. Withdrawals may also be subject to income tax and a federal tax penalty. (See "Withdrawals--Access to Your Money.")

DEATH BENEFIT

     A death benefit may be payable if your Contract is issued under certain Annuity Options. The death benefit is the right to receive any remaining Guaranteed Payments. The death benefit is payable upon the death of the Annuitant, or the survivor if there is a Joint Annuitant. Under Lifetime Annuity Options with Guaranteed Payments, the Beneficiary may elect, within six months of such death, to receive the Commuted Value of any remaining Guaranteed Payments. However, under a Period Certain Annuity, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit. (See "Death Benefit.")

TAXES

     All or a portion of each Annuity Payment will generally be includable in gross income and subject to federal income tax. A 10% federal tax penalty may be imposed on certain Annuity Payments or withdrawals. (See "Taxes.")

INQUIRIES

     Questions or requests for additional information may be directed to your agent or local representative, or you may contact the Company as follows:

     [bullet] Write to:   Aetna Life Insurance and Annuity Company
                          151 Farmington Avenue
                          Hartford, Connecticut 06156
                          Attention: ARS Settlements

     [bullet] Telephone:  1-800-238-6273

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
================================================================================
This information is intended to help you understand the various costs and expenses incurred under your Contract. The table reflects expenses of the Subaccounts as well as of the Funds. Some expenses may vary as explained under "Charges and Deductions." Charges shown do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

Under a variable Period Certain Annuity, Commutations are subject to the following charges:

--------------------------------------------------------------------------------
                Number of years from            Withdrawal Charge
                Contract Effective Date       % of Commuted Value(1)
                ----------------------------- -----------------------
                Fewer than 1                            5%
                1 or more but fewer than 2              5%
                2 or more but fewer than 3              4%
                3 or more but fewer than 4              4%
                4 or more, but fewer than 5             3%
                5 or more, but fewer than 6             2%
                6 or more, but fewer than 7             1%
                7 or more                               0%
--------------------------------------------------------------------------------
------------------
 (1) The Company will monitor the applicable deductions for the Withdrawal Charge to ensure it will never exceed 8.5% of the Purchase Payment.

SEPARATE ACCOUNT ANNUAL EXPENSES

     Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Unit Value and are not charged directly to you. The Separate Account charges include:

   Mortality and Expense Risk Charge  ............   1.25%
   Administrative Charge(2)  .....................   0.00%
                                                     =====
   Total Separate Account Annual Expenses   ......   1.25%

------------------
 (2) We currently do not impose an administrative charge. However, we reserve the right to deduct a daily charge from the Subaccounts, equivalent on an annual basis to not more than 0.25%.


--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. These figures are a percentage of each Fund's average net assets and, except as noted, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. Advisory fees and other expenses are deducted from each Fund's net asset value and are not deducted from the value of your Contract.


                                                                  Investment
                                                               Advisory Fees(1)     Other Expenses
                                                                (after expense      (after expense       Total Fund
                                                                reimbursement)      reimbursement)     Annual Expenses
                                                              ------------------   ----------------   ----------------
Aetna Variable Fund(2)                                              0.50%               0.06%              0.56%
Aetna Income Shares(2)                                              0.40%               0.08%              0.48%
Aetna Variable Encore Fund(2)                                       0.25%               0.10%              0.35%
Aetna Investment Advisers Fund, Inc.(2)                             0.50%               0.08%              0.58%
Aetna Crossroads Variable Portfolio(2)                              0.60%               0.15%              0.75%
Aetna Legacy Variable Portfolio(2)                                  0.60%               0.15%              0.75%
Aetna Variable Growth Portfolio(2)                                  0.60%               0.15%              0.75%
Aetna Variable Index Plus Portfolio(2)                              0.35%               0.15%              0.50%
Aetna Variable Small Company Portfolio(2)                           0.75%               0.15%              0.90%
Fidelity VIP High Income Portfolio                                  0.59%               0.12%              0.71%
Janus Aspen Growth Portfolio(3)                                     0.65%               0.04%              0.69%
Janus Aspen Worldwide Growth Portfolio(3)                           0.66%               0.14%              0.80%
Oppenheimer Strategic Bond Fund                                     0.75%               0.10%              0.85%
Portfolio Partners MFS Emerging Equities Portfolio                  0.70%(4)            0.13%              0.83%(5)
Portfolio Partners MFS Value Equity Portfolio                       0.65%               0.25%              0.90%(5)
Portfolio Partners Scudder International Growth Portfolio           0.80%               0.20%              1.00%(5)

------------------

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The Company provides administrative services to the Fund and will assume the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception. Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Advisory Fees.

(3) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Growth Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(4) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(5) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Fund Annual Expenses are estimated to be as follows: .87% for the MFS Emerging Equities Portfolio; .90% for the MFS Value Equity Portfolio; and 1.00% for the Scudder International Growth Portfolio.



--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Single Premium Immediate Annuity Contract and 5% return on assets. For the purposes of these Examples, the calculations assume that Annuity Payments are made based on a 15 year Period Certain Annuity with a 3.5% Assumed Annual Net Return Rate.


                                                               EXAMPLE A                              EXAMPLE B
                                                --------------------------------------- --------------------------------------
                                                      If you withdraw your entire
                                                   Commuted Value at the end of the          If you do not  withdraw your
                                                   periods shown, you would pay the        Commuted Value you would pay the
                                                   following expenses, including any      following expenses (no withdrawal
                                                     applicable withdrawal charge:              charge is reflected):
                                                1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                                -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Variable Fund                               $65       $83      $ 92       $127        $18       $50       $78      $127
Aetna Income Shares                               $64       $81      $ 89       $122        $17       $48       $74      $122
Aetna Variable Encore Fund                        $63       $78      $ 83       $114        $16       $44       $69      $114
Aetna Investment Advisers Fund, Inc.              $65       $84      $ 93       $129        $18       $50       $79      $129
Aetna Crossroads Variable Portfolio               $67       $88      $100       $140        $19       $55       $86      $140
Aetna Legacy Variable Portfolio                   $67       $88      $100       $140        $19       $55       $86      $140
Aetna Variable Growth Portfolio                   $67       $88      $100       $140        $19       $55       $86      $140
Aetna Variable Index Plus Portfolio               $64       $81      $ 90       $124        $17       $48       $75      $124
Aetna Variable Small Company Portfolio            $68       $92      $106       $149        $21       $59       $92      $149
Fidelity VIP High Income Portfolio                $66       $87      $ 98       $137        $19       $54       $84      $137
Janus Aspen Growth Portfolio                      $66       $86      $ 97       $136        $19       $53       $83      $136
Janus Aspen Worldwide Growth Portfolio            $67       $89      $109       $143        $20       $56       $88      $143
Oppenheimer Strategic Bond Fund                   $68       $91      $104       $146        $20       $58       $90      $146
Portfolio Partners MFS Emerging Equities
 Portfolio                                        $67       $90      $103       $145        $20       $57       $89      $145
Portfolio Partners MFS Value Equity Portfolio     $68       $92      $106       $149        $21       $59       $92      $149
Portfolio Partners Scudder International
 Growth Portfolio                                 $69       $94      $110       $156        $22       $62       $96      $156



--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                         THE VARIABLE ANNUITY CONTRACT
================================================================================
      The fixed and variable single premium immediate annuity contract offered by the Company represents a contract between you and Aetna Life Insurance and Annuity Company, an insurance company. The purpose of the Contract is to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.

      You must select one of the annuity income options described under "Annuity Payments" below. Additionally, you may allocate your Purchase Payment to up to four of the eleven different Subaccounts listed under "Investment Options," or to the fixed dollar option described in Appendix A to the Prospectus.

      Specific information on how to purchase a Contract and to whom the Contract is available is discussed under "Purchase."

                                ANNUITY PAYMENTS
================================================================================
ANNUITY ELECTIONS

      Under the Contract, the Company will make regular income payments to you or to a Payee you designate in writing. You can choose to have payments made on a monthly, quarterly, semi-annual or annual basis. The first payment will generally be due on the last day of the payment period you select. If an annual frequency is elected, the payment will be due one day before one year after the Contract Effective Date. An alternate first payment date may be elected subject to the Company's approval and compliance with IRS regulations.

      If you choose to have any portion of your Annuity Payments come from the Subaccounts, the dollar amount of your payment will depend upon three things:
(1) the value of that portion of your Contract that is allocated to the Subaccounts on the Annuity Date; (2) the Assumed Annual Net Return Rate that you select; and (3) the performance of the Subaccounts that you select. If the net return rate of the Subaccounts exceeds the Assumed Annual Net Return Rate stated in your Contract, your Annuity Payments will increase. Conversely, if the net return rate of the Subaccounts is less than the Assumed Annual Net Return Rate, your Annuity Payments will decrease.

ANNUITY OPTIONS
      You must choose one of the following Annuity Options. The option may not be changed after the Contract is issued.

      The options are listed in two groups: Lifetime and Nonlifetime. A Lifetime Annuity Option means that Annuity Payments are based on the life of one or two Annuitants and will continue for as long as such Annuitant(s) is alive. A Nonlifetime Annuity Option means that Annuity Payments are guaranteed to continue for a certain period; the continuation of payments under such option is not based on the continued life of the Annuitant(s).

LIFETIME ANNUITY OPTIONS:

[bullet] Option 1--Single Life Annuity--A stream of Annuity Payments that is payable for the life of the Annuitant. Payments cease upon the death of the Annuitant.

[bullet] Option 2--Single Life Annuity with Guaranteed Payments--A stream of
         Annuity Payments that is payable for the life of the Annuitant. If the Annuitant dies prior to the payment of all of the Guaranteed Payments, any remaining payments will be made to the Beneficiary.

[bullet] Option 3--Joint and Survivor Annuity--A stream of Annuity Payments that is payable for the lives of the Annuitant and Joint Annuitant. Upon the death of either Annuitant, payments continue for the life of the survivor at the full or reduced amount depending upon the option elected. Payments cease upon the death of the survivor.

[bullet] Option 4--Joint and Full Survivor Annuity with Guaranteed Payments--A stream of Annuity Payments that is payable for the lives of the Annuitant and the Joint Annuitant. Upon the death of either Annuitant, the full payment continues for the life of the survivor. If the survivor dies prior to the payment of all of the Guaranteed Payments, any remaining Guaranteed Payments will be paid to the Beneficiary.


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                                       1

[bullet] Option 5--Joint and Contingent Annuity--A stream of Annuity Payments that is payable for the lives of the Annuitant and the Joint Annuitant. If the Annuitant is the first to die, payments continue for the life of the Joint Annuitant at a reduced amount. If the Joint Annuitant is the first to die, the full payment continues for the life of the Annuitant. Payments cease upon the death of the survivor.

         If you elect Lifetime Option 1, 3 or 5, it is possible that no Annuity Payments would be made if the Annuitant under Option 1, or the survivor under Option 3 or 5, dies prior to the first Annuity Payment Date. Lifetime Annuity Options do not provide for any withdrawal rights.

NONLIFETIME ANNUITY OPTIONS:

[bullet] Option 6-Period Certain-A stream of Annuity Payments that continues for a certain period of time, as provided under your Contract. Payments are guaranteed for the number of Guaranteed Payments selected, and cease after the selected number of Guaranteed Payments have been made.

         If Option 6 is elected on a variable basis, you may request to receive the Commuted Value at any time. Any such withdrawal may be subject to a withdrawal charge. (See "Charges and Deductions--Withdrawal Charge.")

ANNUITY PAYMENTS

      Duration of Payments. Guaranteed Payments under a qualified annuity contract may not extend beyond (a) the life expectancy of the Annuitant, or (b) the joint life expectancies of the Annuitant and Beneficiary. In any event, qualified contract Annuity Payments must comply with the minimum distribution requirements of Code Section 401(a)(9).

      Amount of Each Annuity Payment. The amount of each payment depends on (1) the amount of your Purchase Payment, (2) how you allocate the Purchase Payment between the fixed dollar option and the Subaccounts, and (3) the Annuity Option and any features chosen. The initial Annuity Payment must be at least $50 per month, or aggregate to $250 per year for payments of any other frequency.

      For any portion of your Annuity Payments that is made on a variable basis, the first and subsequent payments will vary depending on the Assumed Annual Net Return Rate (31/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net return rate on the Subaccounts in which you have invested exceeds 5% on an annualized basis. Annuity Payments would decline if the net return rate was below 5%. Use of the 31/2% Assumed Annual Net Return Rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net return rate. (See the Statement of Additional Information for further discussion on the impact of selecting an Assumed Annual Net Return Rate.)

VALUATION OF ANNUITY UNIT VALUES

      The amount of any Annuity Payment from a Subaccount is determined by multiplying the number of "Annuity Units" that you hold, by an Annuity Unit Value ("AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net return factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date (see "Net Return Factor" below), and by a factor to reflect the Assumed Annual Net Return Rate. The AUV will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

      Net Return Factor. The net return factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net return factor for a Subaccount for any valuation period is equal to the sum of 1.000000 plus the net return rate. The net return rate equals:

(a) the value of the shares of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the value of the shares of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes (or reserves for taxes) attributable to the operation of the Subaccount (if any);

(d) divided by the total value of the Subaccount's Annuity Units on the preceding Valuation Date;

(e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% for administrative expenses (currently 0%).

A net return rate may be more or less than 0%.

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                                       2

                                    PURCHASE
================================================================================
PURCHASE PAYMENTS

      A "Purchase Payment" is the money that you give us to buy the Contract. The minimum amount that we will accept is $5,000. The Contract is designed to be a single premium contract, which means that no additional payments may be made under the Contract. The Company reserves the right to establish a maximum Purchase Payment amount and to reject any Purchase Payment exceeding the maximum.

      The Contract is available to persons who wish to receive annuity income payments. Contracts may be issued on a nonqualified basis. Contracts may also be issued in connection with employer sponsored Section 401(a), Section 403(b) and Section 457 plans, or as an Individual Retirement Annuity (IRA). (Contracts sold in New York are not available for Section 457 plans.)

      The maximum issue age is (75). The Company reserves the right to modify the maximum issue age.

HOW TO PURCHASE

      You may purchase a Contract by submitting an application to the Company. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payment for five days. A Purchase Payment may be held for longer periods only with your consent, pending acceptance of the forms. Any Purchase Payment accompanying the application, or received prior to the acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payment will be returned.

ALLOCATION OF PURCHASE PAYMENT

      Your Purchase Payment less applicable premium taxes ("Net Purchase Payment") will be allocated among the investment options that you designate on your application. You may select up to four Subaccounts from the available fund choices. You may also select a fixed dollar option and allocate all or a portion of your Purchase Payment to the Company's general account. Allocations must be in whole percentages. You may change your fund choices after the Contract is issued by calling or writing to the Company at its Home Office. The Company reserves the right to restrict fund transfers to no more than four in any calendar year and to establish a minimum transfer amount.

FREE LOOK PERIOD

      If you change your mind about owning this Contract, you have the right to cancel it within 10 days of receiving it (or such longer period of time as may be required by your state). To exercise your right to cancel, both the Contract and a written notice of cancellation should be sent to the Company at its Home Office. (For Contracts issued in the state of New York, your exercise of this right is deemed to occur on the earlier of the date we receive the Contract or the notice of cancellation.) If you cancel the Contract during this time period, you will not be assessed with a withdrawal charge. Following cancellation, you will receive back whatever your Contract is worth on the day we receive your request for cancellation, less any Annuity Payments already made. In certain states (or if you have purchased the Contract as an IRA), we may be required to give you back your entire Purchase Payment.

                               INVESTMENT OPTIONS
================================================================================
      The Contract offers sixteen different variable investment options through the Separate Account. The Separate Account is divided into "Subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund. Your Purchase Payment may be allocated to up to four of the Subaccounts as designated on the application. You may also allocate all or a portion of your Purchase Payment to the fixed dollar option.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)


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                                       3

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)


[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Governement.(1)


[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the times of purchase of $1 billion or less.(1)


[bullet] Fidelity Investments Variable Insurance Products Fund--High Income
         Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "high yield, high risk bonds" and involve significant degree of risk (see the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(2)


[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(3)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(3)


[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative.(4)


[bullet] Portfolio Partners MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).(5)(a)

[bullet] Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.(5)(a)


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                                       4

[bullet] Portfolio Partners Scudder International Growth Portfolio seeks long term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(5)(b)

 Investment Advisers for each of the Funds:

   (1) Aetna Life Insurance and Annuity Company (investment adviser); Aeltus Investment Management, Inc. (sub-adviser)

   (2) Fidelity Management & Research Company

   (3) Janus Capital Corporation

   (4) OppenheimerFunds, Inc.

   (5) Aetna Life Insurance and Annuity Company (adviser);

       (a) Massachusetts Financial Services Company (sub-adviser)

       (b) Scudder, Stevens & Clark, Inc. (sub-adviser)


      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.

FUND AVAILABILITY AND SUBSTITUTION

      The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

      If the shares of any Fund should no longer be available for investment by the Separate Account, or if, in the judgment of the Company, further investments in such shares should become inappropriate under this type of Contract, we may cease to make such Fund shares available for investment under the Contract on a prospective basis. In addition, the Company may substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state or federal securities laws.

TRANSFERS AMONG SUBACCOUNTS

      Generally, you may make transfers among the Subaccounts at any time. The Company reserves the right to limit such transfers to four (4) in any calendar year. Transfers are currently not permitted into or out of the fixed dollar option.

                             CHARGES AND DEDUCTIONS
================================================================================
      There are charges and other expenses associated with the Contract that reduce the amount of your Annuity Payments. These charges and expenses are as follows:

MORTALITY AND EXPENSE RISK CHARGE

      The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and/or expense risks under the Contract. The mortality risks are those assumed for any promise to make lifetime payments. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts, and may also be used as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

      The Company reserves the right to make a deduction from each of the Subaccounts for an administrative charge. Under the Contract, the administrative charge may be an amount equal, on an annual basis, to not more than 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge assessed under the Contract. Once an administrative charge is established for your Contract, it may not be increased.


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                                       5

      If an administrative charge is assessed, it will be set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

WITHDRAWAL CHARGE

      The withdrawal charge is, in effect, a deferred sales charge. It is imposed upon the surrender (Commutation) or withdrawal (partial Commutation) of the remaining Guaranteed Payments under a Period Certain Annuity at any time before the last Guaranteed Payment is made and while the Annuitant is living. The amount paid is equal to the Commuted Value minus the applicable withdrawal charge. The withdrawal charge is imposed to reimburse the Company for unrecovered acquisition and distribution costs.

      The schedule for the calculation of the withdrawal charge is:

--------------------------------------------------------------------------------
                                                 Withdrawal Charge
              Number of Years from                Percentage of
              Contract Effective Date             Commuted Value
              -------------------------------   ------------------
                Fewer than 1                            5%
                1 or more, but fewer than 2             5%
                2 or more, but fewer than 3             4%
                3 or more, but fewer than 4             4%
                4 or more, but fewer than 5             3%
                5 or more, but fewer than 6             2%
                6 or more, but fewer than 7             1%
                7 or more                               0%
--------------------------------------------------------------------------------

      Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be based on the following criteria:

(a)  the size and type of group of individuals to whom the Contract is offered;
     or

(b) whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making internal transfers from other Contracts issued by the Company or one of its affiliates, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

      Any reduction or elimination of the withdrawal charge will not be unfairly discriminatory against any person.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.


PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax based on the amount of your Purchase Payment. These taxes currently range from 0% to 3.5%. The Company will deduct premium taxes from your Purchase Payment at the Contract Effective Date. Under certain circumstances, the Company reserves the right not to deduct premium taxes where the Purchase Payment is provided through an internal transfer from an annuity or other contract issued by the Company (or one of its affiliates) under which the Company previously deducted premium tax.

                                     TAXES
================================================================================
INTRODUCTION

      The Company has prepared the following as a general discussion on federal taxes. This discussion is not intended as tax advice to any individual. Any person concerned about tax implications should consult a tax adviser before investing and before electing any Commutation feature permitted under the Contract.

TAXATION OF ANNUITY PAYMENTS

      Nonqualified Contracts. Section 72 of the Internal Revenue Code ("Code") governs taxation of annuities. In general, under a nonqualified contract, only the portion of the Annuity Payment that represents the amount by which the expected return exceeds the "investment in the contract" will be taxed. After the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable.


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                                       6

For variable Annuity Payments, the non-taxable portion of each payment is generally determined by dividing the "investment in the contract" (generally, your Purchase Payment) by the total number of expected Annuity Payments. For fixed Annuity Payments, the non-taxable portion is determined by a ratio your "investment in the contract" bears to the total dollar amount of expected Annuity Payments. Under either a variable or a fixed annuity, once the "investment in the contract" has been fully recovered, the full amount of each additional Annuity Payment is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding deductibility of the unrecovered amount.

      Qualified Contracts. The taxation of Annuity Payments under a nonqualified contract described above does not apply to "qualified" contracts. Qualified contracts are contracts issued in conjunction with an Individual Retirement Annuity (IRA), a Code Section 403(b) Tax Deferred Annuity, a Code
Section 457 deferred compensation plan or a Code Section 401(a) or 401(k) pension or profit sharing plan. Generally, the entire Annuity Payment received is taxable. Any portion of the Annuity Payment attributable to after-tax employee contributions to the plan is not taxable. Any portion of an Annuity Payment that is an "eligible rollover distribution" and that is properly rolled over to another plan of the same type or to an IRA also is not taxable. An Annuity Payment made in connection with a Section 403(b) Tax Deferred Annuity or a Section 401(a) or 401(k) pension or profit-sharing plan can be an "eligible rollover distribution" only if made under a Period Certain Annuity having a period of less than ten years and only to the extent that the Annuity Payment (1) is not attributable to after-tax contributions or (2) is not a required minimum distribution under Code Section 401(a)(9). If any portion of an eligible roll-over distribution is paid to the employee, the Company is required to withhold 20% of that amount as federal income tax withholding.

TAXATION OF WITHDRAWALS

      If the Commuted Value of all or any portion of the Guaranteed Payments is withdrawn or distributed as a death benefit, the amount received will be taxed as "an amount not received as an annuity."

      Nonqualified Contracts. If received under a nonqualified contract, the Commuted Value is generally includable in gross income to the extent that there is income on the contract. Income on the contract means the excess of the Commuted Value of the contract (determined without regard to any withdrawal charge) immediately before the amount is received over the investment in the contract at such time.

      Qualified Contracts. Generally, any distribution under a qualified contract is fully taxable upon receipt. If the distribution is made in connection with a Section 403(b) Tax Deferred Annuity or a Section 401(a) pension or profit sharing plan, it may not be taxable if attributable to after-tax contributions or if the distribution is an "eligible rollover distribution" (as defined above) that is properly rolled over to another contract or plan of the same type or to an IRA.

DISTRIBUTIONS--TAX-DEFERRED ANNUITIES

      The Code limits the distribution of amounts contributed on or after January 1, 1989 under a salary reduction agreement to a Section 403(b) Tax Deferred Annuity. In general, such distributions can only be made if the participant has attained age 59-1/2, separates from service, dies or becomes disabled (as defined in the Code).

TAX PENALTY

      The Code provides that any amount received under a qualified or nonqualified annuity contract may be subject to a premature distribution penalty equal to 10% of the amount that is includable in income.

      Because some of the exceptions to the 10% penalty discussed below require that the payment or distribution be part of a series of "substantially equal periodic payments," your selection of an increasing annuity or receipt of the Commuted Value may be subject to the 10% penalty unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

      Nonqualified Contracts. There is an exception to the tax penalty for nonqualified contracts if the payment is made under an immediate annuity contract. An immediate annuity is defined as a contract that (1) is purchased with a single premium, (2) has an annuity starting date no later than one year from the date of purchase, and (3) provides for a series of substantially equal periodic payments to be made no less frequently than annually over the annuity period. However, the IRS has ruled that where an immediate annuity contract is received in exchange for a deferred annuity contract


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                                       7
pursuant to a Section 1035 exchange, the immediate annuity contract does not qualify for this exception to the 10% penalty.

      In addition to the immediate annuity exception, the 10% penalty also does not apply to (1) payments made on or after the date the taxpayer becomes age 59-1/2, (2) any payment attributable to the taxpayer becoming disabled (as defined by the Code), (3) any payment made on or after the death of the Contract Holder, or (4) any payment which is part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his designated Beneficiary. (Modification of the series of payments prior to the later of age 59-1/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.)

      Qualified Contracts. The 10% penalty may apply to amounts received under a qualified contract, other than a contract issued in conjunction with a
Section 457 deferred compensation plan. The 10% penalty does not apply to distributions that are (1) made on or after the date the employee attains age 59-1/2, (2) made to a Beneficiary on or after the death of the employee, (3) attributable to the employee's disability (as defined by the Code), (4) made to an employee after separation from service after age 55 (not applicable to an IRA), or (5) part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the employee or the joint lives or joint life expectancies of the employee and a designated Beneficiary. (Modification of the series of payments prior to the later of age 59-1/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.)

NONNATURAL OWNERS

      If a nonqualified contract is owned by a person who is not a natural person, the contract is not treated as an annuity contract for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity, which is defined in the same way as for 10% penalty purposes. (See "Tax Penalty" above.) Therefore, if you elect an increasing annuity or elect to receive the Commuted Value, you should consult with a tax adviser to determine how this will affect your tax liability.

      This rule also does not apply to a trust or other entity which holds the contract solely as an agent for a natural person (other than an employer which holds for the benefit of employees). The rule also does not apply to qualified contracts (other than a contract held in connection with a Section 457 deferred compensation plan).

      A tax-exempt organization should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax.


--------------------------------------------------------------------------------

                       WITHDRAWALS--ACCESS TO YOUR MONEY
================================================================================
COMMUTATION

      If you elect a Period Certain Annuity, you may elect to receive the Commuted Value of all or a portion of the Guaranteed Payments, less any applicable withdrawal charge. Commuted Value means the present value of any remaining Guaranteed Payments which have not yet been paid under the Contract. If a portion of the Guaranteed Payments under a variable Period Certain Annuity is commuted, the remaining Annuity Payments will be reduced pro rata from all of the Subaccounts unless you designate otherwise. Commutations may be subject to a withdrawal charge as described in "Charges and Deductions."

COMMUTED VALUE

      Under the Period Certain Annuity, the Commuted Value is equal to the present value of the remaining Guaranteed Payments calculated using the Assumed Annual Net Return Rate stated in the Contract. All Commuted Values will be determined as of the Valuation Date next following the date on which a written request for Commutation is received in good order by the Company at its Home Office.

                                  PERFORMANCE
================================================================================
      The Company may illustrate the hypothetical values of Annuity Payments made from each of the Subaccounts over certain time periods based on the historical net asset values of the Funds. These numbers reflect the mortality and expense risk charge, the administrative expense charge (if any), as well as the advisory fees and other expenses of the Funds. The Company may also advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charge (if any) and any applicable withdrawal charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable withdrawal charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date or three-year periods.

      The Company may advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting are described in the Separate Account's Statement of Additional Information.

                                 DEATH BENEFIT
================================================================================
      The following describes the death benefit provision applicable to variable Annuity Payments under the Contract. For information on the death benefit provision applicable to the fixed dollar option under the Contract, please refer to Appendix A.

      A death benefit may be payable if your Contract is issued under (i) a Single Life Annuity with Guaranteed Payments (Option 2), (ii) a Joint and Full Survivor Annuity with Guaranteed Payments (Option 4), or (iii) a Period Certain Annuity (Option 6). The death benefit is payable upon the death of the Annuitant, or the death of the survivor if there is a Joint Annuitant.

      If the Annuitant dies, or if the survivor under a Joint Annuity Option dies, any remaining Guaranteed Payments will be paid to the Beneficiary in the form specified in the Contract. Such payments will be paid at least as rapidly as under the method of distribution then in effect. Under Options 2 and 4, the Beneficiary may elect, within six months of such death, to receive the Commuted Value of any remaining Guaranteed Payments. Under Option 6, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit.


--------------------------------------------------------------------------------

      If the Contract Holder who is not the Annuitant dies, Annuity Payments will continue to be paid to the Payee in the form specified in the Contract. If no Payee survives the death of the Contract Holder, Annuity Payments will be made to the Annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT COMMUTATION

      The Commuted Value under this death benefit provision will be determined on the next Valuation Date after the Company receives acceptable proof of death and a request for payment in good order at its Home Office. The Commuted Value is equal to the present value of any remaining Guaranteed Payments calculated using the Assumed Annual Net Return Rate stated in the Contract.

                               OTHER INFORMATION
================================================================================
THE COMPANY

      Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company organized in 1976 under the insurance laws of the State of Connecticut. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc.

      The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

THE SEPARATE ACCOUNT

      The Company has established a separate account, Variable Annuity Account B, for the purpose of funding its variable annuity contracts. The Board of Directors of the Company adopted a resolution in 1976 to establish the Separate Account under Connecticut insurance law. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

DISTRIBUTION

      The Company acts as the Principal Underwriter for the securities sold by this Prospectus, and as the distributor of the Contracts.

      Compensation will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 3.5% of the Purchase Payment. Under certain circumstances, such broker-dealers may also be paid additional compensation of up to 0.5%. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.

      The names of the broker-dealer and the registered representative responsible for your Contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your Purchase Payment. To the extent that the withdrawal charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including any profit from the mortality and expense risk charge, to make up any difference.

OWNERSHIP

      The Contract is owned by the Contract Holder (You). You have all title to the Contract, as well as all rights to amounts held in the Contract during the lifetime of the Annuitant, and the Joint Annuitant (if


--------------------------------------------------------------------------------
applicable). Any choices selected under the Contract must be made by you in writing, unless otherwise allowed by the Company. Until we receive amendments to any such choices, we will rely on any previous choices made.

      Ownership of the Contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded by the Company at its Home Office.


BENEFICIARY

      If the Contract provides for any Guaranteed Payments following the death of the Annuitant and the Joint Annuitant (if applicable), you have the right to name a Beneficiary. The Beneficiary is the person entitled to receive any death benefit proceeds. The Company will pay any death benefit proceeds based on the last written Beneficiary designation on file at its Home Office as of the date of death.

      Changes in Beneficiary Designations. The designated Beneficiary may be changed at any time during the lifetime of the Annuitant and the Joint Annuitant (if applicable). Such change must be submitted to the Company in writing, and except for Contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by the Company. For Contracts issued in New York, the change will become effective as of the date the notice is signed. However, the Company's obligation to pay death benefits shall be fully discharged upon payment to the Beneficiary named in the written notice of Beneficiary designation last received by the Company as of the date of such payment. Some restrictions may apply to Beneficiary changes under qualified contracts.

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or
(c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

      The Company is the legal owner of the shares of the Funds. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that the Company owns on its own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

MODIFICATION OF THE CONTRACT

      The Company reserves the right to modify the Contract to meet the requirements of state or federal laws or regulations. The Company will notify you in writing of any changes.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

FINANCIAL STATEMENTS

      The consolidated financial statements of the Company and the financial statements of the Separate Account have been included in the Statement of Additional Information.


--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================
     The following items are the contents of the Statement of Additional
Information:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contract
         Performance Data
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

--------------------------------------------------------------------------------

                                   APPENDIX A
                             THE FIXED DOLLAR OPTION
================================================================================
The following summarizes material information concerning the fixed dollar option. Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations. Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the fixed dollar option has not been reviewed by the SEC.

THE FIXED DOLLAR OPTION

     In addition to allocating your Purchase Payment to the Subaccounts described in the Prospectus, you may choose to allocate all or a portion of your Purchase Payment to the fixed dollar option. If you choose the fixed dollar option, your Annuity Payments will remain fixed as specified in your Contract over the term of the Contract unless you elect an Increasing Annuity.

     There is no right of Commutation for Annuity Payments supported by the fixed dollar option under any Lifetime Annuity Option. You may purchase a right of Commutation for Annuity Payments supported by the fixed dollar option under a Period Certain Annuity. The right of Commutation is described under "Withdrawals--Access to Your Money."

ANNUITY OPTIONS

     All of the Annuity Options described under "Investment Options" in the Prospectus are available for the fixed dollar option. If you allocate all or a portion of your Purchase Payment to a fixed dollar option, you may also elect one of the following features in connection with the portion of your Annuity Payments that are derived from the fixed dollar option:

(a) a Cash Refund feature that offers a death benefit in connection with certain Lifetime Annuity Options. If the Annuitant dies, or the survivor dies if there is a Joint Annuitant, the Beneficiary will receive a lump sum payment equal to the Net Purchase Payment allocated to the fixed dollar option less the total amount of fixed annuity payments paid prior to such death. The Cash Refund feature may be elected only with a Single Life Annuity (Option 1) or a Joint and Full Survivor Annuity (Option 3) that has no reduction in payment to the survivor.

(b) an Increasing Annuity under which the Annuity Payments supported by the fixed dollar option will increase by a stated percentage compounded annually. You must elect 1, 2 or 3% as the stated percentage. The feature is not available under Contracts purchased in conjunction with Section 457 deferred compensation plans.

     Annuity Payments. The amount of each Annuity Payment depends on (1) the Net Purchase Payment you allocate to the fixed dollar option, and (2) the Annuity Option and features chosen.

CHARGES AND DEDUCTIONS

     If you have elected a Period Certain Annuity and have purchased a right of Commutation, a withdrawal charge may apply to any Commuted Value you receive. This charge is, in effect, a deferred sales charge. It is imposed upon any Commutation of a Period Certain Annuity before the last Guaranteed Payment is made, and while the Annuitant is living. The amount paid upon Commutation is equal to the Commuted Value minus the applicable withdrawal charge. This charge is imposed to reimburse the Company for unrecovered acquisition and distribution costs.


--------------------------------------------------------------------------------

      The following sets forth the schedule for the calculation of the withdrawal charge.

--------------------------------------------------------------------------------
                                                Withdrawal Charge
              Number of Years from              Percentage of
              Contract Effective Date           Commuted Value
              --------------------------------- ------------------
                  1 or more, but fewer than 2           5%
                  2 or more, but fewer than 3           4%
                  3 or more, but fewer than 4           4%
                  4 or more, but fewer than 5           3%
                  5 or more, but fewer than 6           2%
                  6 or more, but fewer than 7           1%
                  7 or more                             0%
--------------------------------------------------------------------------------

      Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be based on the following criteria:

(a)  the size and type of group of individuals to whom the Contract is offered;
     or

(b) whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making internal transfers from other Contracts issued by the Company or one of its affiliates, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the withdrawal charge will not be unfairly discriminatory against any person.

WITHDRAWALS--ACCESS TO YOUR MONEY

      Commutation. If you elect a fixed Period Certain Annuity with a right of Commutation, you may elect to receive the Commuted Value of all or a portion of the remaining Guaranteed Payments, less any applicable withdrawal charge. Such Commutations may be elected once each calendar year. No Commutations are allowed from a fixed dollar option in the first Contract year. In subsequent contract years, full or partial Commutations are allowed, provided that under a partial Commutation the remaining Annuity Payments would equal $50 or more. If a portion of the Guaranteed Payments is commuted, the remaining Annuity Payments will be reduced proportionately. Commutations are subject to a withdrawal charge.

      Commuted Value. Under a fixed Period Certain Annuity, the Commuted Value is equal to the present value of the remaining Guaranteed Payments calculated using the adjusted contract rate.

      The adjusted contract rate equals:

                           (Rate of Return) + CY - IY

where:

[bullet] Rate of Return is the Fixed Annuity Present Value Interest Rate shown in the Contract;

[bullet] CY is the Commutation Yield; and

[bullet] IY is the Issue Yield.

CY is determined as follows:

(1) CY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of Commutation, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the Commutation Duration Date.

(2) The Commutation Duration Date is the date (month and year) obtained when the Commutation Duration is added to the date of Commutation.

(3) Commutation Duration equals 1 plus the number of whole years from the date of Commutation until the final Guaranteed Payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the Contract Effective Date, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the Issue Duration Date.

(2) The Issue Duration Date (month and year) is obtained when the Issue Duration is added to the Contract Effective Date.

(3) Issue Duration equals 1 plus the number of whole years from issue until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.


--------------------------------------------------------------------------------

DEATH BENEFIT

      The death benefit is payable upon the death of the Annuitant, or the death of the survivor if there is a Joint Annuitant, and if there are remaining Guaranteed Payments. Any remaining Guaranteed Payments will be paid to the Beneficiary in the form specified in the Contract. Such payments will be paid at least as rapidly as under the method of distribution then in effect. Within six months of such death, the Beneficiary may elect to receive the Commuted Value of any remaining Guaranteed Payments. However, under a Period Certain Annuity where you have purchased a right of Commutation, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit.

      If a Cash Refund feature is elected, the death benefit is payable in one sum to the Beneficiary.

      If the Contract Holder who is not the Annuitant dies, Annuity Payments will continue to be paid to the Payee in the form specified in the Contract. If no Payee survives the death of the Contract Holder, Annuity Payments will be made to the Annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

      Death Benefit Commutation. The Commuted Value of the death benefit will be determined as of the Valuation Date next following the Company's receipt at its Home Office of proof of death acceptable to the Company and a request for payment in good order. If the Contract is issued as a Period Certain Annuity with a right of Commutation, the Commuted Value will be determined as described under "Withdrawal--Access to Your Money" in this Appendix. If the Contract is issued as a Life Annuity with Guaranteed Payments or a Period Certain where you have not purchased a right of Commutation, the rate used to determined the Commuted Value of the remaining Guaranteed Payments will be the Fixed Annuity Present Value Interest Rate shown in the Contract.


--------------------------------------------------------------------------------

                         For Master Applications Only

I hereby acknowledge receipt of an Account B Fixed and Variable Single Premium Immediate Annuity prospectus dated November 28, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

____ Please send an Account B Statement of Additional Information
     (Form No. SAI.09515-97) dated May 1, 1997.





--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE










PROS.09515-97A



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

SUPPLEMENT FOR FIXED AND VARIABLE SINGLE PREMIUM IMMEDIATE ANNUITY CONTRACT DATED NOVEMBER 28, 1997 to the Statement of Additional Information dated May 1, 1997

The information in this supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1997 for Aetna Fixed and Variable Single Premium Immediate Annuity (the "Statement") and should be read with that Statement. Capitalized terms are defined in the Statement or the Prospectus.

The following Funds are currently available under the Single Premium Immediate Annuity contract:

 Aetna Variable Fund                     Aetna Variable Small Company Portfolio
 Aetna Income Shares                     Fidelity VIP High Income Portfolio
 Aetna Variable Encore Fund              Janus Aspen Growth Portfolio
 Aetna Investment Advisers Fund, Inc.    Janus Aspen Worldwide Growth Portfolio
 Aetna Crossroads Variable Portfolio     Oppenheimer Strategic Bond Fund
 Aetna Legacy Variable Portfolio         Portfolio Partners, Inc. Scudder
 Aetna Variable Growth Portfolio           International Growth Portfolio
 Aetna Variable Index Plus Portfolio     Portfolio Partners, Inc.
                                           MFS Emerging Equities Portfolio
                                         Portfolio Partners, Inc.
                                           MFS Value Equity Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

The following is in addition to the chart found on page 5 of the Statement:

---------------------------------------------------------------------------------------
                                                                                 FUND
                       STANDARDIZED               NON-STANDARDIZED            INCEPTION
                                                                                DATE
---------------------------------------------------------------------------------------
 SUBACCOUNT         1      5       10          1      3       5      10
                  Year   Years   Years       Year   Years   Years   Years
---------------------------------------------------------------------------------------
Aetna Variable
Encore Fund      (1.16%)  2.74%   4.76%      4.04%   3.83%   3.16%   4.76%     08/01/75
---------------------------------------------------------------------------------------
Aetna Crossroads
Variable
Portfolio        11.45%  13.66%*   n/a      17.31%  17.63%*   n/a     n/a      07/05/95
---------------------------------------------------------------------------------------
Fidelity VIP
High Income
Portfolio         6.97%  13.06%   9.73%     12.60%   9.25%  13.52%   9.73%     09/19/85
---------------------------------------------------------------------------------------
Oppenheimer
Strategic
Bond Fund         5.13%   4.83%*   n/a      10.66%   6.20%   6.01%*   n/a      05/03/93
---------------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT B
                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a)      Financial Statements:

      (1)   Included in Part A:

            Condensed Financial Information

      (2)   Included in Part B:

            Financial Statements of Variable Annuity Account B:

            -  Statement of Assets and Liabilities as of December 31, 1996

            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

            -  Notes to Financial Statements

            -  Independent Auditors' Report

            Financial Statements of the Depositor:

            -  Independent Auditors' Report

            - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

            -  Consolidated Balance Sheets as of December 31, 1996 and 1995

            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

            - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

            -  Notes to Consolidated Financial Statements

   (b)      Exhibits

      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

      (2)   Not applicable

      (3.1) Broker-Dealer Agreement(2)

      (3.2) Alternative Form of Wholesaling Agreement and Related Selling
            Agreement(2)

      (4)   Variable Annuity Contract (A050SP96)(3)

      (5.1) Variable Annuity Contract Application (82926(7/96))(3)

      (5.2) Variable Annuity Contract Application (82941-1(4/97))

      (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
            Company(4)

      (6.2) Amendment to Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

      (6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and
            Annuity Company(6)

      (7)   Not applicable

      (8.1) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995 and March 1, 1996(7)

      (8.2) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(8)

      (8.3) Service Agreement between Oppenheimer Funds, Inc., and Aetna Life
            Insurance and Annuity Company dated March 11, 1997(8)

      (9)   Opinion and Consent of Counsel

      (10)  Consent of Independent Auditors

      (11)  Not applicable

      (12)  Not applicable

      (13)  Schedule for Computation of Performance Data(9)

      (14)  Not applicable

      (15.1)   Powers of Attorney(7)

      (15.2)   Authorization for Signatures(2)

      (27)  Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to
   Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to
   Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on August 2, 1996 (Accession No. 0000950146-96-001270).

4. Incorporated by reference to Post-Effective Amendment No. 1 to
   Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

8. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on December 23, 1996 (Accession No. 0000950146-96-002313).

Item 25. Directors and Officers of the Depositor

Name and Principal

Business Address*                    Positions and Offices with Depositor

Thomas J. McInerney                  Director and President

Timothy A. Holt                      Director, Senior Vice President and
                                     Chief Financial Officer

Christopher J. Burns                 Director and Senior Vice President

J. Scott Fox                         Director and Senior Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Senior Vice President

Glen Salow                           Director and Vice President

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or

Registrant

   Incorporated herein by reference to Item 26 of Post-Effective Amendment
No. 12 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

Item 27. Number of Contract Owners

   As of September 30, 1997, there were 57,688 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)  See Item 25 regarding the Depositor.

(c)  Compensation as of December 31, 1996:

      (1)              (2)              (3)           (4)            (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption     Brokerage
Underwriter     Commissions       or Annuitization  Commissions  Compensation*
-----------     -----------       ----------------  -----------  -------------
Aetna Life                           $288,029                    $17,661,810
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep.
     (CCH) P. 78,904 at 78,523 (November 22, 1988).

(e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement on Form N-4 (File No. 333-09515 ) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30 day of October, 1997.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                   (Registrant)

                              By: AETNA LIFE INSURANCE AND ANNUITY COMPANY (Depositor)

                               By: Thomas J. McInerney*
                                   -------------------------------------------
                                   Thomas J. McInerney
                                   President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-09515 ) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                      Date

Thomas J. McInerney*      Director and President                )
------------------------- (principal executive officer)         )
Thomas J. McInerney                                             )
                                                                )
                                                                )
Timothy A. Holt*          Director, Senior Vice President       )
------------------------- and Chief Financial Officer           )
Timothy A. Holt                                                 )
                                                                )
                                                                )
Christopher J. Burns*     Director                              )   October
-------------------------                                       )
Christopher J. Burns                                            )  30, 1997
                                                                )
                                                                )
J. Scott Fox*             Director                              )
-------------------------                                       )
J. Scott Fox                                                    )
                                                                )
                                                                )
John Y. Kim*               Director                             )
-------------------------                                       )
John Y. Kim                                                     )

Shaun P. Mathews*          Director                             )
-------------------------                                       )
Shaun P. Mathews                                                )
                                                                )
                                                                )
Glen Salow*                Director                             )
-------------------------                                       )
Glen Salow                                                      )
                                                                )
                                                                )
Deborah Koltenuk*         Vice President and Treasurer,         )
------------------------- Corporate Controller                  )
Deborah Koltenuk                                                )
                                                                )

By:
       /s/ Julie E. Rockmore
       -----------------------------------------
       Julie E. Rockmore
      *Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT B
                                EXHIBIT INDEX



Exhibit No.     Exhibit                                                  Page

99-B.1          Resolution of the Board of Directors of Aetna Life         *
                Insurance and Annuity Company establishing Variable
                Annuity Account B

99-B.3.1        Broker-Dealer Agreement                                    *

99-B.3.2        Alternative Form of Wholesaling Agreement and              *
                Related Selling Agreement

99-B.4          Variable Annuity Contract (A050SP96)                       *

99-B.5.1        Variable Annuity Contract Application (82826(7/96))        *

99-B.5.2        Variable Annuity Contract Application (82941-1(4/97))   ____

99-B.6.1        Certificate of Incorporation and of Aetna Life             *
                Insurance and Annuity Company

99-B.6.2        Amendment to Certificate of Incorporation of Aetna         *
                Life Insurance and Annuity Company

99-B.6.3        By-Laws, as amended September 17, 1997, of Aetna           *
                Life Insurance and Annuity Company

99-B.8.1        Fund Participation Agreement between Aetna Life            *
                Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994,
                July 31, 1995 and March 1, 1996

99-B.8.2        Fund Participation Agreement between Aetna Life            *
                Insurance and Annuity Company and Oppenheimer
                Variable Annuity Account Funds and Oppenheimer
                Funds, Inc. dated March 11, 1997

99-B.8.3        Service Agreement between Oppenheimer Funds, Inc.,         *
                and Aetna Life Insurance and Annuity Company dated
                March 11, 1997

99-B.9          Opinion and Consent of Counsel                          ____

99-B.10         Consent of Independent Auditors                         ____

*Incorporated by reference

Exhibit No.     Exhibit                                                  Page

99-B.13         Schedule for Computation of Performance Data               *

99-B.15.1       Powers of Attorney                                         *

99-B.15.2       Authorization for Signatures                               *

27              Financial Data Schedule                                 ____

*Incorporated by reference